Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees

JNL Series Trust:

In planning and performing our audits of the financial statements (consolidated, where applicable) and financial highlights of the Funds listed in the Appendix (the Funds), each a series within JNL Series Trust, as of and for the year or period ended December 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and financial highlights and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements and financial highlights for external purposes in accordance with U.S. generally accepted accounting principles (GAAP). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements and financial highlights in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and Board of Trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements and financial highlights.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements and financial highlights will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be a material weakness as defined above as of December 31, 2019.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP

Chicago, Illinois

February 21, 2020

Appendix

List of Funds

JNL Multi-Manager Alternative Fund

JNL Multi-Manager International Small Cap Fund (commenced operations August 13, 2018)

JNL Multi-Manager Mid Cap Fund

JNL Multi-Manager Small Cap Growth Fund

JNL Multi-Manager Small Cap Value Fund

JNL S&P 500 Index Fund

JNL/AQR Large Cap Defensive Style Fund (commenced operations on June 24, 2019)

JNL/AQR Large Cap Relaxed Constraint Equity Fund

JNL/AQR Managed Futures Strategy Fund

JNL/BlackRock Advantage International Fund (commenced operations on June 24, 2019)

JNL/BlackRock Global Allocation Fund

JNL/BlackRock Global Natural Resources Fund

JNL/BlackRock Large Cap Select Growth Fund

JNL/Boston Partners Global Long Short Equity Fund

JNL/Causeway International Value Select Fund

JNL/ClearBridge Large Cap Growth Fund

JNL/Crescent High Income Fund

JNL/DFA International Core Equity Fund (commenced operations on June 24, 2019)

JNL/DFA U.S. Core Equity Fund

JNL/DoubleLine Core Fixed Income Fund

JNL/DoubleLine Emerging Markets Fixed Income Fund

JNL/DoubleLine Shiller Enhanced CAPE Fund

JNL/Fidelity Institutional Asset Management Total Bond Fund (name changed from JNL/Goldman Sachs Core Plus Bond Fund)

JNL/First State Global Infrastructure Fund

JNL/FPA + DoubleLine Flexible Allocation Fund

JNL/Franklin Templeton Global Fund

JNL/Franklin Templeton Global Multisector Bond Fund

JNL/Franklin Templeton Growth Allocation Fund (name changed from JNL/Franklin Templeton Founding Strategy Fund)

JNL/Franklin Templeton Income Fund

JNL/Franklin Templeton International Small Cap Fund

JNL/Franklin Templeton Mutual Shares Fund

JNL/Goldman Sachs Emerging Markets Debt Fund

JNL/GQG Emerging Markets Equity Fund

JNL/Harris Oakmark Global Equity Fund

JNL/Heitman U.S. Focused Real Estate Fund (commenced operations August 13, 2018)

JNL/Invesco China-India Fund

JNL/Invesco Diversified Dividend Fund

JNL/Invesco Global Real Estate Fund

JNL/Invesco International Growth Fund

JNL/Invesco Small Cap Growth Fund

JNL/JPMorgan Global Allocation Fund (name changed from JNL/AB Dynamic Asset Allocation Fund)

JNL/JPMorgan Hedged Equity Fund (commenced operations August 13, 2018)

JNL/JPMorgan MidCap Growth Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund

JNL/Lazard Emerging Markets Fund

JNL/Loomis Sayles Global Growth Fund (commenced operations August 13, 2018)

JNL/Mellon Bond Index Fund (name changed from JNL/Mellon Capital Bond Index Fund)

JNL/Mellon Consumer Staples Sector Fund (name changed from JNL/Mellon Capital Consumer Staples Sector Fund)

JNL/Mellon Emerging Markets Index Fund (name changed from JNL/Mellon Capital Emerging Markets Index Fund)

JNL/Mellon Industrials Sector Fund (name changed from JNL/Mellon Capital Industrials Sector Fund)

JNL/Mellon International Index Fund (name changed from JNL/Mellon Capital International Index Fund)

JNL/Mellon Materials Sector Fund (name changed from JNL/Mellon Capital Materials Sector Fund)

JNL/Mellon MSCI KLD 400 Social Index Fund (name changed from JNL/Mellon Capital MSCI KLD 400 Social Index Fund)

JNL/Mellon Real Estate Sector Fund (name changed from JNL/Mellon Capital Real Estate Sector Fund)

JNL/Mellon S&P 1500 Growth Index Fund (name changed from JNL/Mellon Capital S&P 1500 Growth Index Fund)

JNL/Mellon S&P 1500 Value Index Fund (name changed from JNL/Mellon Capital S&P 1500 Value Index Fund)

JNL/Mellon S&P 400 Midcap Index Fund (name changed from JNL/Mellon Capital S&P 400 MidCap Index Fund)

JNL/Mellon S&P 500 Index Fund (name changed from JNL/Mellon Capital S&P 500 Index Fund)

JNL/Mellon Small Cap Index Fund (name changed from JNL/Mellon Capital Small Cap Index Fund)

JNL/Mellon Utilities Sector Fund (name changed from JNL/Mellon Capital Utilities Sector Fund)

JNL/MFS Mid Cap Value Fund

JNL/Morningstar Wide Moat Index Fund (commenced operations August 13, 2018)

JNL/Neuberger Berman Strategic Income Fund

JNL/Oppenheimer Emerging Markets Innovator Fund

JNL/Oppenheimer Global Growth Fund

JNL/PIMCO Income Fund

JNL/PIMCO Real Return Fund

JNL/PPM America Floating Rate Income Fund

JNL/PPM America High Yield Bond Fund

JNL/PPM America Mid Cap Value Fund

JNL/PPM America Small Cap Value Fund

JNL/PPM America Total Return Fund

JNL/PPM America Value Equity Fund

JNL/RAFI Fundamental Asia Developed Fund (name changed from JNL/Mellon Capital Pacific Rim 30 Fund)

JNL/RAFI Fundamental Europe Fund (name changed from JNL/Mellon Capital European 30Fund)

JNL/RAFI Multi-Factor U.S. Equity Fund (commenced operations on June 24, 2019)

JNL/RAFI Fundamental U.S. Small Cap Fund (commenced operations on June 24, 2019)

JNL/S&P Competitive Advantage Fund

JNL/S&P Dividend Income & Growth Fund

JNL/S&P International 5 Fund

JNL/S&P Intrinsic Value Fund

JNL/S&P Mid 3 Fund

JNL/S&P Total Yield Fund

JNL/Scout Unconstrained Bond Fund

JNL/T. Rowe Price Established Growth Fund

JNL/T. Rowe Price Managed Volatility Balanced Fund

JNL/T. Rowe Price Mid-Cap Growth Fund

JNL/T. Rowe Price Short-Term Bond Fund

JNL/T. Rowe Price Value Fund

JNL/Vanguard Growth ETF Allocation Fund

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/Westchester Capital Event Driven Fund

JNL/WMC Balanced Fund

JNL/WMC Government Money Market Fund

JNL/WMC Value Fund

JNL/American Funds® Balanced Fund

JNL/American Funds® Blue Chip Income and Growth Fund

JNL/American Funds® Capital Income Builder Fund (commenced operations August 13, 2018)

JNL/American Funds® Global Bond Fund

JNL/American Funds® Global Small Capitalization Fund

JNL/American Funds® Growth-Income Fund

JNL/American Funds® International Fund

JNL/American Funds® New World Fund

JNL/Vanguard Capital Growth Fund

JNL/Vanguard Equity Income Fund

JNL/Vanguard International Fund

JNL/Vanguard Small Company Growth Fund

JNL Institutional Alt 25 Fund

JNL Institutional Alt 50 Fund

JNL/American Funds Growth Allocation Fund

JNL/American Funds Moderate Growth Allocation Fund

JNL/DFA Growth Allocation Fund

JNL/DFA Moderate Growth Allocation Fund

JNL Aggressive Growth Allocation Fund

JNL Growth Allocation Fund

JNL Moderate Growth Allocation Fund

JNL/Mellon Index 5 Fund (name changed from JNL/Mellon Capital Index 5 Fund)

JNL/S&P 4 Fund

JNL/S&P Managed Conservative Fund

JNL/S&P Managed Growth Fund

JNL/S&P Managed Moderate Fund

JNL/S&P Managed Moderate Growth Fund

JNL/Vanguard Global Bond Market Index Fund

JNL/Vanguard International Stock Market Index Fund

JNL/Vanguard U.S. Stock Market Index Fund